Credit risks and concentration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Revenues	$ 145,747	$ 87,122	$ 41,534
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Percent of total	8.00%	15.00%	34.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Percent of total	42.00%	29.00%	8.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Internet search company [Member]
Concentration Risk [Line Items]
Percent of total			13.00%
Revenues			$ 5,398